Restructuring - Schedule of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Reserve [Roll Forward]
Opening provision	$ 31,474	$ 6,999
Charge during the period	76,723	76,392
Utilization	(86,822)	(51,917)
Closing provision	$ 21,375	$ 31,474